Long-Term Debt And Loans Payable	12 Months Ended
Dec. 31, 2012
Long-Term Debt And Loans Payable [Abstract]
Long-Term Debt And Loans Payable

Note 10 – Long-term Debt and Loans Payable

Long-term Debt – The consolidated statements of capitalization provide a summary of long-term debt as of December 31, 2012 and 2011.  The supplemental indentures with respect to certain issues of the First Mortgage Bonds restrict the ability of Aqua Pennsylvania and certain other operating subsidiaries of the Company to declare dividends, in cash or property, or repurchase or otherwise acquire the stock of these companies.  As of December 31, 2012, approximately $701,000 of Aqua Pennsylvania’s retained earnings of approximately $721,000 and approximately $114,000 of the retained earnings of approximately $121,000 of certain other subsidiaries were free of these restrictions. Certain supplemental indentures also prohibit Aqua Pennsylvania and certain other subsidiaries of the Company from making loans to, or purchasing the stock of, the Company.

Sinking fund payments are required by the terms of certain issues of long-term debt.  Excluding amounts due under the Company’s revolving credit agreement, the future sinking fund payments and debt maturities of the Company’s long-term debt are as follows:

Interest Rate Range	2013	2014	2015	2016	2017	Thereafter

0.00% to 0.99%	$190	$193	$193	$191	$195	$1,922
1.00% to 1.99%	2,350	2,320	2,257	2,139	102,004	16,181
2.00% to 2.99%	1,133	1,164	1,201	1,230	1,259	11,133
3.00% to 3.99%	2,345	2,420	2,508	2,581	2,682	144,941
4.00% to 4.99%	21,888	27,301	310	11,124	11,138	488,896
5.00% to 5.99%	10,499	51,566	38,504	16,763	14,937	430,592
6.00% to 6.99%	-	-	12,000	-	8,903	44,000
7.00% to 7.99%	317	379	409	442	478	33,635
8.00% to 8.99%	269	376	405	437	473	17,672
9.00% to 9.99%	6,047	700	700	700	700	25,700
10.00% to 10.99%	-	-	-	-	-	6,000
Total	$45,038	$86,419	$58,487	$35,607	$142,769	$1,220,672

In November 2012, Aqua Pennsylvania issued $80,000 of first mortgage bonds, secured by a supplement to its first mortgage indenture, of which $40,000 is due in 2041, $20,000 is due in 2042, and $20,000 is due in 2047 with interest rates of 3.79%, 3.80%, and 3.85% respectively.  The proceeds were used to refinance higher coupon first mortgage bonds and pay down our revolving credit facility.

In June 2012, the Company issued $50,000 of senior unsecured notes due in 2027 with an interest rate of 3.57%.  The proceeds were used to fund the Company’s capital expenditures.

As of December 31, 2012, the trustee for one issue held $23,010 pending construction of the projects to be financed with the issue of tax-exempt bonds in 2010 which is reported in the consolidated balance sheet as funds restricted for construction activity.

The weighted average cost of long-term debt at December 31, 2012 and 2011 was 4.81% and 5.17%, respectively.  The weighted average cost of fixed rate long-term debt at December 31, 2012 and 2011 was 5.06% and 5.30%, respectively.

In March 2012, the Company entered into a five-year $150,000 unsecured revolving credit facility with three banks that expires in March 2017.  Included within this facility is a $15,000 sublimit for daily demand loans.  Funds borrowed under this facility are classified as long-term debt and are used to provide working capital.  The Company’s $150,000 unsecured revolving credit facility replaced the Company’s prior $95,000 unsecured revolving credit facility, which expired in May 2012.  As of December 31, 2012, the Company has the following sublimits and available capacity under the credit facility:  $25,000 letter of credit sublimit, $5,644 of letters of credit available capacity, $0  borrowed under the swing-line commitment, and $100,000 of funds borrowed under the agreement.  Interest under this facility is based at the Company’s option, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks.  A facility fee is charged on the total commitment amount of the agreement.  Under this facility the average cost of borrowings was 0.85% and 0.45%, and the average borrowing was $68,609 and $53,473, during 2012 and 2011, respectively.

The Company is obligated to comply with covenants under some of its loan and debt agreements.  These covenants contain a number of restrictive financial covenants, which among other things limit, subject to certain exceptions, the Company’s ratio of consolidated total indebtedness to consolidated total capitalization, and require a minimum level of earnings coverage over interest expense.  During 2012, the Company was in compliance with its debt covenants under its credit facilities.  Failure to comply with the Company’s debt covenants could result in an event of default, which could result in the Company being required to repay or finance its borrowings before their due date, possibly limiting the Company’s future borrowings, and increasing its borrowing costs.

Loans Payable – In November 2012, Aqua Pennsylvania renewed its $100,000 364-day unsecured revolving credit facility with four banks.  The funds borrowed under this agreement are classified as loans payable and used to provide working capital.  As of December 31, 2012 and 2011, funds borrowed under the agreement were $70,902 and $84,030, respectively.  Interest under this facility is based, at the borrower’s option, on the prime rate, an adjusted federal funds rate, an adjusted London Interbank Offered Rate corresponding to the interest period selected, an adjusted Euro-Rate corresponding to the interest period selected or at rates offered by the banks.  This agreement restricts short-term borrowings of Aqua Pennsylvania.  A commitment fee of 0.10% is charged on the total commitment amount of Aqua Pennsylvania’s revolving credit agreement.  The average cost of borrowing under the facility was 0.94% and 1.01%, and the average borrowing was $78,525 and $80,235, during 2012 and 2011, respectively. The maximum amount outstanding at the end of any one month was $89,973 and $92,143 in 2012 and 2011, respectively.

At December 31, 2012 and 2011, the Company had other combined short-term lines of credit of $60,500.  Funds borrowed under these lines are classified as loans payable and are used to provide working capital.  As of December 31, 2012 and 2011, funds borrowed under the short-term lines of credit were $9,481 and $23,741, respectively.  The average borrowing under the lines was $15,583 and $15,795 during 2012 and 2011, respectively.  The maximum amount outstanding at the end of any one month was $22,941 and $26,741 in 2012 and 2011.  Interest under the lines is based at the Company’s option, depending on the line, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks.  The average cost of borrowings under all lines during 2012 and 2011 was 1.83% and 1.96%, respectively.

Interest Income – Interest income of $372, $757, and $1,288 was netted against interest expense on the consolidated statement of income for the years ended December 31, 2012, 2011, and 2010, respectively.  The total interest cost was $78,129, $78,561, and $74,681 in 2012, 2011, and 2010, including amounts capitalized of $4,142, $7,150, and $4,831, respectively.